FINANCIAL ASSETS	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
FINANCIAL ASSETS	FINANCIAL ASSETS

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Current
Restricted cash	$45	$44
Derivative assets	38	34
Loans and notes receivable	32	2
Total current	$115	$80
Non-current
Restricted cash	$218	$215
Derivative assets	222	180
Loans and notes receivable	65	8
Other financial assets	16	14
Total non-current	$521	$417